Trade and Other Receivables - Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Movement in Allowance for Expected Credit Losses of Trade Receivables [Abstract]
At beginning of financial year	RM 243,021	$ 57,747	RM 243,021
Reversal of expected credit loss on trade receivable	(101,172)	(24,041)
At end of financial year	RM 141,849	$ 33,706	RM 243,021